Issued Capital and Reserves (Tables)	9 Months Ended
Sep. 30, 2025
Issued Capital and Reserves [Abstract]
Schedule of Issued Share Capital

The Company’s issued share capital comprised of the following:

	September 30, 2025	December 31, 2024
Authorized common shares (nominal value of US$0.01 per share)	265,430,000	—
Issued shares	230,863,524	206,942,440
Weighted-average shares basic and diluted, recasted	211,075,863	206,942,440